FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule of Retail Mortgages - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	£ 3,455
Exchange and other adjustments	(17)	£ 12	£ 8
Impact of transfers between stages	1,469	604	485
Other changes in credit quality	2,327	798	543
Additions (repayments)	(197)	116	90
Methodology and model changes	152	14	(20)
Ending balance allowance for expected credit losses	6,247	3,455
Net carrying amount, loans and advances to customers	498,843	494,988
Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages		0
Stage 1 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1		0
Stage 2 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2		0
Stage 3 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3		0
Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	568	459
Exchange and other adjustments	21	283
Impact of transfers between stages	249	128
Other changes in credit quality	181	(123)
Additions (repayments)	(44)	(127)
Methodology and model changes	90	(44)
Charge to the income statement	476	(166)
Advances written off	(76)	(89)
Recoveries of advances written off in previous years	15	57
Discount unwind	20	24
Ending balance allowance for expected credit losses	1,024	568	459
Retail mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	23	37
Exchange and other adjustments	0	0
Impact of transfers between stages	(2)	(16)
Other changes in credit quality	63	6
Additions (repayments)	14	(4)
Methodology and model changes	6	0
Charge to the income statement	81	(14)
Ending balance allowance for expected credit losses	104	23	37
Retail mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	281	226
Exchange and other adjustments	0	0
Impact of transfers between stages	168	99
Other changes in credit quality	(26)	10
Additions (repayments)	(15)	(20)
Methodology and model changes	60	(34)
Charge to the income statement	187	55
Ending balance allowance for expected credit losses	468	281	226
Retail mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	122	118
Exchange and other adjustments	0	0
Impact of transfers between stages	83	45
Other changes in credit quality	(23)	(33)
Additions (repayments)	(13)	(16)
Methodology and model changes	24	(10)
Charge to the income statement	71	(14)
Advances written off	(37)	(35)
Recoveries of advances written off in previous years	15	29
Discount unwind	20	24
Ending balance allowance for expected credit losses	191	122	118
Retail mortgages | POCI
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance allowance for expected credit losses	142	78
Exchange and other adjustments	21	283
Other changes in credit quality	167	(106)
Additions (repayments)	(30)	(87)
Methodology and model changes	0	0
Charge to the income statement	137	(193)
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Discount unwind	0	0
Ending balance allowance for expected credit losses	261	142	78
Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0
Retail mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	0
Retail mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	0
Retail mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	0
Stage 1 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 1 | Retail mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	17	17
Stage 1 | Retail mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(17)	(17)
Stage 1 | Retail mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 2 | Retail mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(4)	(13)
Stage 2 | Retail mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	22	33
Stage 2 | Retail mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(18)	(20)
Stage 3 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	0
Stage 3 | Retail mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	0	(5)
Stage 3 | Retail mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(35)	(21)
Stage 3 | Retail mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	35	26
Impact of transfers between stages | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	249	128
Impact of transfers between stages | Retail mortgages | Stage 1
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	(15)	(15)
Impact of transfers between stages | Retail mortgages | Stage 2
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	198	104
Impact of transfers between stages | Retail mortgages | Stage 3
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Impact of transfers between stages	66	39
Stage 1 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	257,043	257,797
Beginning balance allowance for expected credit losses	23
Exchange and other adjustments	0	(1)
Acquisition of portfolios		3,694
Impact of transfers between stages	(14,244)	(5,246)
Additions (repayments)	8,619	799
Ending balance retail mortgages gross carrying amount	251,418	257,043	257,797
Ending balance allowance for expected credit losses	104	23
Net carrying amount, loans and advances to customers	251,314	257,020
Stage 1 | Stage 1 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	2,418	3,060
Stage 1 | Stage 2 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(16,463)	(7,879)
Stage 1 | Stage 3 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(199)	(427)
Stage 2 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	16,935	13,654
Beginning balance allowance for expected credit losses	281
Exchange and other adjustments	0	0
Acquisition of portfolios		0
Impact of transfers between stages	13,494	4,713
Additions (repayments)	(1,411)	(1,432)
Ending balance retail mortgages gross carrying amount	29,018	16,935	13,654
Ending balance allowance for expected credit losses	468	281
Net carrying amount, loans and advances to customers	28,550	16,654
Stage 2 | Stage 1 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(2,414)	(3,057)
Stage 2 | Stage 2 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	16,882	8,242
Stage 2 | Stage 3 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	(974)	(472)
Stage 3 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	1,506	1,393
Beginning balance allowance for expected credit losses	122
Exchange and other adjustments	0	2
Acquisition of portfolios		0
Impact of transfers between stages	750	533
Additions (repayments)	(375)	(416)
Advances written off	(37)	(35)
Recoveries of advances written off in previous years	15	29
Ending balance retail mortgages gross carrying amount	1,859	1,506	1,393
Ending balance allowance for expected credit losses	191	122
Net carrying amount, loans and advances to customers	1,668	1,384
Stage 3 | Stage 1 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 1	(4)	(3)
Stage 3 | Stage 2 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 2	(419)	(363)
Stage 3 | Stage 3 | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Transfers to Stage 3	1,173	899
POCI | Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	13,714	15,391
Beginning balance allowance for expected credit losses	142
Exchange and other adjustments	(8)	283
Acquisition of portfolios		0
Additions (repayments)	(1,156)	(1,934)
Advances written off	(39)	(54)
Recoveries of advances written off in previous years	0	28
Ending balance retail mortgages gross carrying amount	12,511	13,714	15,391
Ending balance allowance for expected credit losses	261	142
Net carrying amount, loans and advances to customers	12,250	13,572
Retail mortgages
FINANCIAL ASSETS AT AMORTISED COST (Details) - Schedule Loans and Advances to Banks, Customers and of Debt Securities [Line Items]
Beginning balance retail mortgages gross carrying amount	289,198	288,235
Beginning balance allowance for expected credit losses	568
Exchange and other adjustments	(8)	284
Acquisition of portfolios		3,694
Additions (repayments)	5,677	(2,983)
Advances written off	(76)	(89)
Recoveries of advances written off in previous years	15	57
Ending balance retail mortgages gross carrying amount	294,806	289,198	£ 288,235
Ending balance allowance for expected credit losses	1,024	568
Net carrying amount, loans and advances to customers	£ 293,782	£ 288,630